COMMITMENTS	12 Months Ended
Dec. 31, 2017
COMMITMENTS [Abstract]
COMMITMENTS
22.	COMMITMENTS

(a)	Operating leases

The Group has entered into operating lease agreements principally for its office spaces in the PRC. These leases expire through 2021 and are renewable upon negotiation. Rental expenses under operating leases for the years ended December 31, 2015, 2016 and 2017 were $1,507, $1,988 and $2,854, respectively.

Future minimum rental lease payments under non-cancellable operating leases agreements were as follows:

Year

2018	$2,494
2019	401
2020	138
2021	35

$3,068

(b)	Concession fees

The Group has entered into concession right agreements with vendors, such as airports, airlines, trains and a petroleum company. The contract terms of such concession rights are usually three to five years. The concession rights expire through 2022 and are renewable upon negotiation. Concession fees charged into statements of operations for the years ended December 31, 2015, 2016 and 2017 were $64,752, $17,264 and $18,156 respectively.

Future minimum concession fee payments under non-cancellable concession right agreements were as follows, which is not included the early termination of concession right agreements in fiscal year 2018:

Year

2018	$25,935
2019	22,529
2020	21,448
2021	2,160
2022	2,225

$74,297